TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE	12 Months Ended
Dec. 31, 2020
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

8)  TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

	12.31.20	12.31.19
State VAT (ICMS) (1)	3,014,540	2,664,499
PIS and COFINS (2)	128,489	2,125,186
Withholding taxes and contributions (3)	87,134	142,940
Fistel, INSS, ISS and other taxes	106,454	84,935
Total	3,336,617	5,017,560

Current	2,512,293	4,176,362
Non-current	824,324	841,198
(1)

Includes ICMS credits from the acquisition of property and equipment, available to offset in 48 months; requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$541,941 and R$537,209 on December 31, 2020 and 2019, respectively.

(2)

The balance of December 31, 2019 include the tax credits of PIS and COFINS plus interest accruals based on the SELIC, in the amount of R$2,046,274, arising from the final judicial processes in favor of the Company, which recognized the right to deduct ICMS from the basis of the calculation of PIS and COFINS contributions. This amount was fully offset with the payments of taxes to be paid during the year 2020. The Company has two other lawsuits of the same nature in progress (including lawsuit of company that have already been merged - Telemig), treated as contingent assets, which cover several periods between February 2002 and June 2017, with estimated amounts between R$1,768 million and R$1,944 million. For these cases, like the previous ones of the same nature, the Company only recognizes the credits after obtaining the unappealable transit certificate and a reliable measurement of the information.

(3)

Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.